Notes Receivables (Details) - Schedule of Notes Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Notes Receivable [Line Items]
Total note receivable	$ 1,882,903	$ 236,654
Due in the first quarter of 2024 [Member]
Schedule of Notes Receivable [Line Items]
Total note receivable		70,830
Due in the second quarter of 2024 [Member]
Schedule of Notes Receivable [Line Items]
Total note receivable		165,824
Due in the third quarter of 2024 [Member]
Schedule of Notes Receivable [Line Items]
Total note receivable	461,314
Due in the fourth quarter of 2024 [Member]
Schedule of Notes Receivable [Line Items]
Total note receivable	$ 1,421,589